Warrant Liability (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 17, 2017	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2017
Warrant Liability (Details) [Line Items]
Gross funds raised				$ 5,300,000
Warrants issued (in Shares)				2,450,000
Description of warrants exercisable			The warrants shall be exercisable six months following the issuance date and will expire five and one-half years from the issuance date.
Warrants	$ 5,000,000
Warrant expired date	Feb. 16, 2022
Finance income		$ 495	$ 1,032
American Depository Shares [Member]
Warrant Liability (Details) [Line Items]
ADS's issued (in Shares)				2,400,000